Basis of Accounting - Disclosure of changes in accounting policy (Details) - GBP (£) £ in Thousands	Apr. 30, 2018	Jan. 31, 2018
Non-current liabilities
Deferred revenue	£ (25,584)	£ (27,270)	[1]
Current liabilities
Deferred revenue	(13,180)	(13,834)	[1]
Accumulated losses reserve	£ (99,792)	(93,957)	[1]
Previously stated
Non-current liabilities
Deferred revenue		(18,033)
Current liabilities
Deferred revenue		(10,012)
Accumulated losses reserve		(80,898)
Adjusted
Non-current liabilities
Deferred revenue		(9,237)
Current liabilities
Deferred revenue		(3,822)
Accumulated losses reserve		£ (13,059)

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’